STOCKHOLDERS’ DEFICIT - SECURITIZE, INC. AND SUBSIDIARIES (Details) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 04, 2025	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 19, 2025
Class of Stock [Line Items]
Common stock, shares authorized (in shares)			10,000		10,000
Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Compensation expense				$ 7,236,667	$ 10,584,431
Dividends				1,493,539	1,493,539
Exchange of Common stock to Series B-4 redeemable convertible preferred stock				(6,325,887)	$ (6,325,845)
Preferred stock, par value (in dollars per share)					$ 0.0001
Common stock, shares authorized (in shares)			33,159,331		33,159,331	31,898,440
Stockholder notes					$ 0	$ 3,423,744	$ 3,568,855
Interest income on investments held in the Trust Account			$ 237,114	$ 167,491	$ 1,177,726	$ 2,113,178
Number of shares collateralized (in shares)					166,667
Securitize, Inc. and Subsidiaries | Secured Recourse Promissory Note
Class of Stock [Line Items]
Basis spread on variable rate		1.00%			4.64%	6.38%
Loan amount		$ 3,000,000
Securitize, Inc. and Subsidiaries | Related party
Class of Stock [Line Items]
Interest income on investments held in the Trust Account					$ 145,111	$ 178,243
Ordinary Shares | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Sale of stock (in shares)				588,122	846,418
Conversion of stock (in shares)	421,723
Common stock, shares authorized (in shares)					33,159,331
Series A Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Sale of stock (in shares)				95,203	95,203
Redeemable convertible preferred stock authorized (in shares)			2,999,412		2,999,412	2,999,412
Series B-1 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Sale of stock (in shares)				4,649	4,649
Redeemable convertible preferred stock authorized (in shares)			2,881,387		2,881,387	2,881,387
Sale of stock (in dollars per share)					$ 15.56
Capital raise occurence, threshold					$ 30,000,000
Series B-2 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Sale of stock (in shares)				64,399	64,399
Redeemable convertible preferred stock authorized (in shares)			2,630,197		2,630,197	2,630,197
Series B-4 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Conversion of stock (in shares)	421,723
Exchange of Common stock to Series B-4 redeemable convertible preferred stock	$ 6,325,845
Redeemable convertible preferred stock authorized (in shares)			2,089,457		2,928,625	1,667,734
Series B-3 Redeemable Convertible Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Redeemable convertible preferred stock authorized (in shares)			1,219,998		1,219,998	1,219,998
Option Preferred Stock | Securitize, Inc. and Subsidiaries
Class of Stock [Line Items]
Redeemable convertible preferred stock authorized (in shares)					20,000,000